Consolidated Segment Data	12 Months Ended
Sep. 27, 2013
Segment Reporting [Abstract]
Consolidated Segment Data
Consolidated Segment Data
Segment information is consistent with how management reviews the businesses, make investing and resource allocation decisions and assesses operating performance.
In connection with the 2012 Separation, the Company has realigned its management and segment reporting structure beginning in the fourth quarter of fiscal 2012. The Company operates and reports financial and operating information in the following three segments:

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NA Installation & Services designs, sells, installs, services and monitors electronic security systems and fire detection and suppression systems for commercial, industrial, retail, institutional and governmental customers in North America.

•
ROW Installation & Services designs, sells, installs, services and monitors electronic security systems and fire detection and suppression systems for commercial, industrial, retail, residential, small business, institutional and governmental customers in the Rest of World ("ROW") regions.

•
Global Products designs, manufactures and sells fire protection, security and life safety products, including intrusion security, anti-theft devices, breathing apparatus and access control and video management systems, for commercial, industrial, retail, residential, small business, institutional and governmental customers worldwide, including products installed and serviced by our NA and ROW Installation & Services segments.

The Company also provides general corporate services to its segments which will be reported as a fourth, non-operating segment, Corporate and Other. For the years ended September 30, 2011, Corporate and Other includes the Company's former Electrical and Metal Products business which was divested in the first quarter of fiscal 2011.
As a result of the 2012 Separation, net revenue, operating income, depreciation and amortization and capital expenditures for the year ended September 30, 2011 has been recast for the new segment structure. Selected information by segment is presented in the following tables ($ in millions):

	2013(2)	2012(2)	2011(2)
Net Revenue(1):
NA Installation & Services	$3,891	$3,962	$4,022
ROW Installation & Services	3,884	3,862	3,976
Global Products	2,339	2,100	1,754
Corporate and Other	—	—	347
	$10,114	$9,924	$10,099
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(1)	Net revenue by operating segment excludes intercompany transactions.

(2)	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.

	2013	2012	2011
Operating income (loss):
NA Installation & Services	$388	$374	$425
ROW Installation & Services	322	346	310
Global Products	307	353	295
Corporate and Other(1)	(319)	(498)	(143)
	$698	$575	$887
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(1)
Operating income includes $7 million for the year ended September 30, 2011, related to the Company's former Electrical and Metals Products business of which a majority interest was sold during the first quarter of fiscal 2011. Operating income for the year ended September 30, 2011 also included a gain, net of working capital adjustments, of $248 million related to the same sale. See Note 3 for additional information.

Total assets by segment as of September 27, 2013, September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	2013	2012	2011
Total Assets:
NA Installation & Services	$3,842	$3,965	$4,006
ROW Installation & Services	3,141	3,175	2,995
Global Products	2,726	2,377	2,037
Corporate and Other	1,639	2,058	3,001
Assets held for sale	828	790	14,663
	$12,176	$12,365	$26,702

Depreciation and amortization and capital expenditures by segment for the years ended September 27, 2013, September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	2013	2012	2011
Depreciation and amortization:
NA Installation & Services	$139	$137	$143
ROW Installation & Services	178	172	173
Global Products	58	63	49
Corporate and Other	7	7	18
	$382	$379	$383

	2013	2012	2011
Capital expenditures
NA Installation & Services	$92	$107	$76
ROW Installation & Services	111	100	112
Global Products	58	74	66
Corporate and Other	10	14	19
	$271	$295	$273
Net revenue by geographic area for the years ended September 27, 2013, September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	2013(4)	2012(4)	2011(4)
Net Revenue(1):
North America(2)	$5,343	$5,257	$5,386
Latin America	480	441	459
Europe, Middle East and Africa (3)	2,758	2,766	2,896
Asia-Pacific	1,533	1,460	1,358
	$10,114	$9,924	$10,099
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(1)	Net revenue is attributed to individual countries based on the reporting entity that records the transaction.

(2)	Includes U.S. net revenue of $4,568 million, $4,478 million and $4,630 million for 2013, 2012 and 2011, respectively.

(3)
The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,168 million, $1,162 million and $1,187 million for 2013, 2012 and 2011, respectively.

(4)	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.
Long-lived assets by geographic area as of September 27, 2013, September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	2013	2012	2011
Long-lived assets(1):
North America(2)	$905	$936	$979
Latin America	129	151	144
Europe, Middle East and Africa	340	359	367
Asia-Pacific	163	198	207
Corporate and Other	32	29	33
	$1,569	$1,673	$1,730
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(1)
Long-lived assets are comprised primarily of subscriber system assets, net, property, plant and equipment, net, deferred subscriber acquisition costs, net and dealer intangibles. They exclude goodwill, other intangible assets and other assets.

(2)	Includes U.S. long-lived assets of $828 million, $856 million and $895 million for 2013, 2012 and 2011, respectively.